Secured Note Liabilities - Schedule of Carrying Amount for the Secured Note (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Carrying Amount for the Secured Note [Line Items]
Foreign currency translation loss (gain)	$ 25,134	$ (44,610)
2022 Secured Note [Member]
Schedule of Carrying Amount for the Secured Note [Line Items]
Fair value beginning of the year	313,766	294,363
Change in fair value loss (gain) through profit and loss	46,628	(210)
Change in fair value loss (gain) through other comprehensive income (loss)	(10,905)	(5,004)
Foreign currency translation loss (gain)	(15,159)	24,617
Total change in fair value	20,564	19,403
Fair value end of the year	334,330	313,766
2023 Secured Note [Member]
Schedule of Carrying Amount for the Secured Note [Line Items]
Fair value beginning of the year	248,786	279,525
Change in fair value loss (gain) through profit and loss	20,039	(23,353)
Change in fair value loss (gain) through other comprehensive income (loss)	6,734	(29,195)
Foreign currency translation loss (gain)	(11,372)	21,809
Total change in fair value	15,401	(30,739)
Fair value end of the year	$ 264,187	$ 248,786